Investment Income (Tables)	12 Months Ended
Jun. 30, 2020
Analysis of income and expense [abstract]
Disclosure of Investment income

	SA Rand
Figures in million	2020	2019	2018

Interest income from financial assets at amortised cost	257	244	272
Net gain on financial instruments[1]	118	64	71

Total investment income	375	308	343

[1]	Primarily relates to the environmental trust funds and the Social Trust Fund (refer to note 16) and also includes the fair value movement of the ARM BBEE Trust loan (refer to note 17).